CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Property and Equipment-at cost (Notes 1, 3, 4, 14 and 15):
Buildings and improvements	$ 86,461,353	$ 82,728,826
Improvements to leased property	1,478,012	1,478,012
Fixtures and equipment	144,545	144,545
Land	6,067,805	6,067,805
Other	164,066	205,619
Construction in progress	2,325,940	1,786,980
Property, Plant and Equipment, Gross	96,641,721	92,411,787
Less accumulated depreciation	43,512,418	41,618,803
Property and equipment-net	53,129,303	50,792,984
Current Assets:
Cash and cash equivalents (Notes 9 and 10)	4,117,647	5,255,073
Receivables (Notes 1, 6 and 10)	402,154	252,304
Income taxes refundable	9,683	8,792
Restricted cash (Note 1)	181,193	100,789
Prepaid expenses	2,159,701	1,951,132
Total current assets	6,870,378	7,568,090
Other Assets:
Deferred charges (Notes 1 and 11)	3,729,818	3,228,162
Less accumulated amortization (Notes 1 and 11)	1,153,996	1,369,445
Net	2,575,822	1,858,717
Restricted cash (Note 1)	964,884	1,523,761
Unbilled receivables (Notes 1, 4, 6 and 10)	1,668,461	1,677,093
Marketable securities (Notes 1, 2, 10 and 13)	3,580,227	3,141,828
Total other assets	8,789,394	8,201,399
TOTAL ASSETS	68,789,075	66,562,473
Long-Term Liabilities:
Mortgage payable, net (Notes 3 and 10)		5,264,285
Security deposits payable (Note 10)	690,422	1,242,382
Payroll and other accrued liabilities (Notes 1, 5 and 7)	448,939
Deferred income taxes (Notes 1 and 4)	5,096,000	4,506,000
Total long-term liabilities	6,235,361	11,012,667
Current Liabilities:
Accounts payable	30,964	74,205
Payroll and other accrued liabilities (Notes 1, 5 and 7)	2,426,535	2,104,359
Other taxes payable	8,847	8,240
Current portion of mortgage payable (Notes 3 and 10)	5,287,162	168,501
Current portion of security deposits payable (Note 10)	192,193	101,289
Total current liabilities	7,945,701	2,456,594
Total liabilities	14,181,062	13,469,261
Shareholders' Equity:
Common stock, par value $1 each share (shares-5,000,000 authorized; 2,178,297 issued)	2,178,297	2,178,297
Additional paid in capital	3,346,245	3,346,245
Unrealized gain on available-for-sale securities - net of deferred taxes of $313,000 at July 31, 2018 (Notes 1, 4, 10 and 13)		487,136
Retained earnings	50,371,323	48,369,386
Stockholders' Equity before Treasury Stock	55,895,865	54,381,064
Less common stock held in treasury, at cost - 162,517 shares at July 31, 2019 and July 31, 2018 (Note 12)	1,287,852	1,287,852
Total shareholders' equity	54,608,013	53,093,212
Commitments (Notes 5 and 6) and Contingencies (Notes 8 and 15)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 68,789,075	$ 66,562,473